                                  [IVY LOGO]

                         IVY MONEY MARKET FUND

    Supplement Dated June 9, 2003 To Prospectus Dated April 17, 2003
           (as supplemented on May 12, 2003 and May 27, 2003)

 Effective June 16, 2003, Ivy Money Market Fund will change its name to:

                         Ivy Cash Reserves Fund

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